Income Taxes - Effective Income Tax Rate Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Total net income (loss)	$ 3,302	$ 4,370
Income tax expense (benefit)	621	727
Total net income (loss) before income taxes	3,923	5,097
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Taxes at the combined Canadian federal and provincial statutory income tax rate	1,089	1,338
Higher (lower) effective rates on income subject to taxation in foreign jurisdictions	(286)	(231)
Tax-exempt investment (income) loss	(128)	(345)
Adjustments in respect of prior periods, including resolution of tax disputes	(19)	(49)
Tax (benefit) cost of unrecognized tax losses and tax credits	18	6
Tax rate and other legislative changes	(92)	10
Other	39	(2)
Total income tax expense (benefit)	$ 621	$ 727
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Taxes at the combined Canadian federal and provincial statutory income tax rate	27.75%	26.30%
Higher (lower) effective rates on income subject to taxation in foreign jurisdictions	(7.40%)	(4.50%)
Tax-exempt investment (income) loss	(3.30%)	(6.80%)
Adjustments in respect of prior periods, including resolution of tax disputes	(0.50%)	(1.00%)
Tax (benefit) cost of unrecognized tax losses and tax credits	0.50%	0.10%
Tax rate and other legislative changes	(2.30%)	0.20%
Other	1.00%	0.00%
Effective income tax rate	15.80%	14.30%